Premises and Equipment - Schedule of Major Classifications of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 32,718	$ 32,851
Less accumulated depreciation and amortization	19,410	18,565
Premises and equipment, net	13,308	14,286
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,377	3,444
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	19,839	19,889
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	805	795
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 8,697	$ 8,723